Consolidated Statements of Changes in Shareholders’ Equity - USD ($)	Ordinary Shares	Additional Paid-in Capital	Treasury stock	(Accumulated Deficit)	Accumulated Other Comprehensive (Loss)	Non- controlling interest	Total
Balance at Apr. 30, 2021	$ 5,002	$ 60,615,048	$ (3,988,370)	$ (36,256,612)	$ (3,103,543)		$ 17,271,525
Balance (in Shares) at Apr. 30, 2021	50,016,457		(1,165,883)
Private placement	$ 1,902	10,015,298					10,017,200
Private placement (in Shares)	19,020,000
Share-based compensation		391,625					391,625
Exercise of RSU	$ 73	(73)
Exercise of RSU (in Shares)	727,476
Capital contribution from non-controlling interest (“NCI”)						628	628
Net (loss) income				(16,851,064)		1,331	(16,849,733)
Foreign currency translation adjustment					1,454,320	17	1,454,336
Balance at Mar. 31, 2022	$ 6,977	71,021,898	$ (3,988,370)	(53,107,676)	(1,649,223)	1,976	12,285,582
Balance (in Shares) at Mar. 31, 2022	69,763,933		(1,165,883)
Net (loss) income				(1,359,923)		112,497	(1,247,426)
Foreign currency translation adjustment					(2,198,379)	(261)	(2,198,640)
Balance at Mar. 31, 2023	$ 6,977	71,021,898	$ (3,988,370)	(54,467,599)	(3,847,602)	114,212	8,839,516
Balance (in Shares) at Mar. 31, 2023	69,763,933		(1,165,883)
Private placement	$ 36,147	139,303,702					139,339,849
Private placement (in Shares)	361,474,910
Exercise of warrants	$ 710	(710)
Exercise of warrants (in Shares)	7,098,000
Net (loss) income				(9,458,784)		(57,793)	(9,516,577)
Foreign currency translation adjustment					(238,985)	391	(238,594)
Balance at Mar. 31, 2024	$ 43,834	$ 210,324,890	$ (3,988,370)	$ (63,926,383)	$ (4,086,587)	$ 56,810	$ 138,424,194
Balance (in Shares) at Mar. 31, 2024	438,336,843		(1,165,883)